FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

Note 6-FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Electronic equipment	94,783	125,568	20,155
Other office and warehouse equipment	53,570	80,131	12,862
Vehicles	2,005	2,378	382
Leasehold improvements	12,489	13,186	2,116
Construction in progress	-	4,883	784

Total	162,847	226,146	36,299
Less: accumulated depreciation	(66,235)	(104,872)	(16,833)

Fixed assets, net	96,612	121,274	19,466

Construction in progress mainly represented construction and related qualifying costs incurred for the development of the proposed warehouse and office building in Tianjin, PRC, amounting to RMB4,668 US$749) as of December 31, 2012.

Depreciation expenses were RMB20,098, RMB24,870 and RMB41,312 (US$6,631) for the years ended December 31, 2010, 2011 and 2012, respectively.